BORROWINGS - Borrowings by Currency (Details) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 AUD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,246			$ 5,189
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	2,878			2,908
Brazilian real
Disclosure of detailed information about borrowings [line items]
Borrowings	1,379	R$ 7,695		1,274	R$ 6,622
Australian dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	985		$ 1,357	994		$ 1,292
Other
Disclosure of detailed information about borrowings [line items]
Borrowings	4			13
Other local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2			$ 29